Income Taxes (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 International Headquarters [Member]	Dec. 31, 2012 Singapore And Other Countries [Member]	Jul. 12, 2012 Maximum [Member] ASM Front-End Manufacturing Singapore Pte Ltd. [Member] Y	Dec. 31, 2012 Maximum [Member] ASM Front-End Manufacturing Singapore Pte Ltd. [Member] Y	Dec. 31, 2012 Maximum [Member] ASM Technology Singapore Pte Ltd. [Member] Y	Jul. 12, 2012 Minimum [Member] ASM Technology Singapore Pte Ltd. [Member] Y
Income Taxes [Line Items]
Non-taxable income	€ 4,887	€ 30,156	€ 18,536		€ 3,244
Tax exemption period range, years						10	10	10	5
Concessionary tax rate percent				5.00%					10.00%
Netherlands statutory tax rate	25.00%	25.00%	25.50%
Net operating losses	318,477
Valuation allowance	83,250	76,467	149,600
Undistributed earnings of subsidiaries, subject to withholding taxes	82,596
Unrecognized tax benefits that would impact effective tax rate	€ 22,511